Operations by Business Segment and Geographic Area	12 Months Ended
Dec. 31, 2017
Operations by Business Segment and Geographic Area
Operations by Business Segment and Geographic Area

17.Operations by Business Segment and Geographic Area

The company provides professional services in the fields of engineering, procurement, construction, fabrication and modularization, commissioning and maintenance, as well as project management services, on a global basis and serves a diverse set of industries worldwide.

During the first quarter of 2017, the company changed the name of the Maintenance, Modification & Asset Integrity segment to Diversified Services. During the first quarter of 2018, the company changed the composition of its reportable segments to align them with the manner in which the chief executive officer manages the business and allocates resources. The operations of the company’s mining and metals business, previously included in the Energy & Chemicals segment, have been included in the Mining, Industrial, Infrastructure & Power segment. The company reports its operating results in the following four reportable segments: Energy & Chemicals; Mining, Industrial, Infrastructure & Power; Government; and Diversified Services. Segment operating information and assets for all periods have been recast to reflect these changes.

The Energy & Chemicals segment focuses on opportunities in the upstream, midstream, downstream, chemical, petrochemical, offshore and onshore oil and gas production, liquefied natural gas and pipeline markets. This segment has long served a broad spectrum of industries as an integrated solutions provider offering a full range of design, engineering, procurement, construction, fabrication and project management services. The revenue of a single customer and its affiliates of the Energy & Chemicals segment amounted to 13 percent, 10 percent and 11 percent of the company’s consolidated revenue during the years ended December 31, 2017, 2016 and 2015, respectively.

The Mining, Industrial, Infrastructure & Power segment provides design, engineering, procurement, construction and project management services to the mining and metals, transportation, life sciences, advanced manufacturing, water and power sectors. The Mining, Industrial, Infrastructure & Power segment includes the operations of NuScale Power, LLC, a small modular nuclear reactor technology company, which is managed as a separate operating segment within the Mining, Industrial, Infrastructure & Power segment.

The Government segment provides engineering, construction, logistics, base and facilities operations and maintenance, contingency response and environmental and nuclear services to the U.S. government and governments abroad. The percentage of the company’s consolidated revenue from work performed for various agencies of the U.S. government was 15 percent, 13 percent and 12 percent during the years ended December 31, 2017, 2016 and 2015, respectively.

The Diversified Services segment includes Stork, which provides facility start-up and management, plant and facility maintenance, operations support and asset management services to the oil and gas, chemicals, life sciences, mining and metals, consumer products and manufacturing industries. The Diversified Services segment also includes the operations of the company’s equipment and temporary staffing businesses and power services.

The reportable segments follow the same accounting policies as those described in Major Accounting Policies. Management evaluates a segment’s performance based upon segment profit. The company incurs cost and expenses and holds certain assets at the corporate level which relate to its business as a whole. Certain of these amounts have been charged to the company’s business segments by various methods, largely on the basis of usage. Total assets not allocated to segments and held in “Corporate and other” primarily include cash, marketable securities, income-tax related assets, pension assets, deferred compensation trust assets and corporate property, plant and equipment.

Segment profit is an earnings measure that the company utilizes to evaluate and manage its business performance. Segment profit is calculated as revenue less cost of revenue and earnings attributable to noncontrolling interests excluding: corporate general and administrative expense; interest expense; interest income; domestic and foreign income taxes; other non-operating income and expense items; and loss from discontinued operations.

Operating Information by Segment

	Year Ended December 31,
(in millions)	2017	2016	2015
External revenue
Energy & Chemicals	$8,565.8	$9,250.0	$10,040.2
Mining, Industrial, Infrastructure & Power	5,178.4	4,598.7	4,089.2
Government	3,232.7	2,720.0	2,557.4
Diversified Services	2,544.1	2,467.8	1,427.2

Total external revenue	$19,521.0	$19,036.5	$18,114.0

Segment profit (loss)
Energy & Chemicals	$424.9	$366.4	$764.5
Mining, Industrial, Infrastructure & Power	(141.0)	170.9	57.2
Government	127.9	85.1	83.1
Diversified Services	133.6	121.9	127.4

Total segment profit	$545.4	$744.3	$1,032.2

Depreciation and amortization of fixed assets
Energy & Chemicals	$—	$—	$—
Mining, Industrial, Infrastructure & Power	4.7	3.9	4.0
Government	2.8	2.3	3.2
Diversified Services	137.6	139.5	113.4
Corporate and other	61.0	65.4	68.1

Total depreciation and amortization of fixed assets	$206.1	$211.1	$188.7

Capital expenditures
Energy & Chemicals	$—	$—	$—
Mining, Industrial, Infrastructure & Power	27.7	2.2	6.1
Government	4.2	2.1	3.9
Diversified Services	187.1	153.1	158.9
Corporate and other	64.1	78.5	71.3

Total capital expenditures	$283.1	$235.9	$240.2

Total assets
Energy & Chemicals	$1,674.2	$2,235.7
Mining, Industrial, Infrastructure & Power	1,067.3	862.4
Government	732.0	493.7
Diversified Services	2,120.4	1,952.7
Corporate and other	3,733.8	3,671.9

Total assets	$9,327.7	$9,216.4

Goodwill
Energy & Chemicals	$12.6	$12.6
Mining, Industrial, Infrastructure & Power	17.8	16.5
Government	58.0	58.0
Diversified Services	476.3	445.1

Total goodwill	$564.7	$532.2

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Energy & Chemicals. Segment profit for 2017 was adversely affected by pre-tax charges totaling $44 million (or $0.20 per diluted share) resulting from forecast revisions for estimated cost increases on a downstream project. Segment profit for 2016 was adversely affected by pre-tax charges totaling $265 million (or $1.20 per diluted share) related to forecast revisions for estimated cost increases on a petrochemicals project in the United States. The decrease in total assets in the Energy & Chemicals segment resulted from decreased working capital in support of project execution activities.

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Mining, Industrial, Infrastructure & Power. Segment profit for 2017 was adversely affected by pre-tax charges totaling $260 million (or $1.18 per diluted share) resulting from forecast revisions for estimated cost growth at three fixed-price, gas-fired power plant projects in the southeastern United States. Segment profit for 2015 included a loss of $60 million (or $0.26 per diluted share) resulting from forecast revisions for a large gas-fired power plant in Brunswick County, Virginia. Segment profit for all periods included the operations of NuScale, which are primarily for research and development activities associated with the licensing and commercialization of small modular nuclear reactor technology. NuScale expenses included in the determination of segment profit were $76 million, $92 million and $80 million during 2017, 2016 and 2015, respectively. NuScale expenses for 2017, 2016 and 2015 were reported net of qualified reimbursable expenses of $48 million, $57 million and $65 million, respectively. (See Note 1 for a further discussion of the cooperative agreement between NuScale and the DOE.) The increase in total assets in the Mining, Industrial, Infrastructure & Power segment resulted from increased working capital in support of project execution activities.

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Total assets in the Mining, Industrial, Infrastructure & Power segment as of December 31, 2017 included accounts receivable related to the two subcontracts with Westinghouse to manage the construction workforce at the Plant Vogtle and V.C. Summer nuclear power plant projects. On March 29, 2017 (“the bankruptcy petition date”), Westinghouse filed for Chapter 11 bankruptcy protection in the U.S. Bankruptcy Court, Southern District of New York. In the third quarter of 2017, the V.C. Summer project was cancelled by the owner. In the fourth quarter of 2017, the remaining scope of work on the Plant Vogtle project was transferred to a new contractor. In addition to amounts due for post-petition services, total assets as of December 31, 2017 included amounts due of $66 million and $2 million for services provided to the V.C. Summer and Plant Vogtle projects, respectively, prior to the date of the bankruptcy petition. The company filed mechanic’s liens in South Carolina against the property of the owner of the V.C. Summer project for amounts due for pre-petition services rendered to Westinghouse. Based on the company’s evaluation of available information, the company does not expect the close-out of these projects to have a material impact on the company’s results of operations.

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Government. The increase in total assets in the Government segment resulted from increased working capital in support of project execution activities for the Power Infrastructure Restoration Project in Puerto Rico.

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Diversified Services. During 2017, 2016 and 2015, intercompany revenue for the Diversified Services segment, excluded from the amounts shown above, was $589 million, $524 million and $439 million, respectively. The increase in total assets in the Diversified Services segment resulted from increased working capital in support of project execution activities.

Reconciliation of Total Segment Profit to Earnings from Continuing Operations Before Taxes

	Year Ended December 31,
(in millions)	2017	2016	2015
Total segment profit	$545.4	$744.3	$1,032.2
Gain related to a partial sale of a subsidiary	—	—	68.2
Pension settlement charge	—	—	(239.9)
Corporate general and administrative expense	(192.2)	(191.1)	(168.3)
Interest income (expense), net	(39.9)	(52.6)	(28.1)
Earnings attributable to noncontrolling interests	73.1	46.0	62.5

Earnings from continuing operations before taxes	$386.4	$546.6	$726.6

•Corporate general and administrative expense. Foreign currency exchange losses of $21 million and foreign currency exchange gains of $35 million were included in corporate general and administrative expense during 2017 and 2016, respectively. Corporate general and administrative expense also included organizational realignment expenses (primarily severance and facility exit costs) of $20 million and $38 million during 2017 and 2016, respectively. Additionally, corporate general and administrative expense in 2016 included transaction and integration costs associated with the Stork acquisition of $25 million.

Operating Information by Geographic Area

Engineering services for international projects are often performed within the United States or a country other than where the project is located. Revenue associated with these services has been classified within the geographic area where the work was performed.

	External Revenue Year Ended December 31,			Total Assets As of December 31,
(in millions)	2017	2016	2015	2017	2016
United States	$10,071.1	$9,891.9	$7,857.3	$4,808.1	$4,842.4
Canada	1,447.5	2,170.1	2,459.3	490.5	749.5
Asia Pacific (includes Australia)	985.5	1,010.2	870.4	729.3	645.8
Europe	4,358.3	3,372.1	2,509.2	2,238.0	2,103.7
Central and South America	968.2	1,006.2	2,560.4	675.0	499.7
Middle East and Africa	1,690.4	1,586.0	1,857.4	386.8	375.3

Total	$19,521.0	$19,036.5	$18,114.0	$9,327.7	$9,216.4

Non-Operating (Income) Expense

Non-operating income (net of expenses) of $6 million and $7 million was included in corporate general and administrative expense in 2017 and 2015, respectively. Non-operating expenses (net of income) of $1 million were included in corporate general and administrative expense in 2016.